Debt (Carrying and Estimated Fair Value) (Details) (USD $)																										0 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2012 7.5% Senior Notes		Dec. 31, 2011 7.5% Senior Notes		Dec. 31, 2012 4.25% Convertible Senior Notes		Dec. 31, 2011 4.25% Convertible Senior Notes		Dec. 31, 2010 4.25% Convertible Senior Notes	Dec. 31, 2012 Revolving Credit Facility		Dec. 31, 2011 Revolving Credit Facility		Dec. 31, 2012 Credit Facility Term Loan		Dec. 31, 2011 Credit Facility Term Loan		Dec. 31, 2012 Other Debt		Dec. 31, 2011 Other Debt		Feb. 05, 2013 Subsequent Event 7.875% Senior Notes
Debt Instrument
Proceeds from Issuance of Senior Long-term Debt																										$ 457,000,000
Stated interest rate on debt instrument					7.50%				4.25%		4.25%		4.25%													7.875%
Debt, carrying value
Long-term debt					106,438,000	[1]	106,438,000	[1]						40,000,000	[2]	0	[2]	305,250,000	[2]	321,750,000	[2]
Convertible senior notes									153,082,000	[1]	143,367,000	[1]
Other																						755,000	[2]	924,000	[2]
Debt, estimated fair vlaue					106,000,000	[1]	107,000,000	[1]	174,000,000	[1]	172,000,000	[1]		38,000,000	[2]	0	[2]	296,000,000	[2]	321,000,000	[2]	700,000	[2]	900,000	[2]
Current portion of long-term debt	65,008,000	[2]	16,774,000	[2]
Total long-term debt	$ 540,517,000		$ 555,705,000

[1]	The fair value of the parent company debt is based on observable inputs, which include quoted prices for similar assets or liabilities in an active market and market-corroborated inputs (Level 2). See also Note 12 for discussion of fair value.
[2]	Credit facilities and other subsidiary debt may be traded on the secondary loan market, and the fair value of the Term Loan is based on either the last available trading price, if recent, or trading prices of comparable debt (Level 3). See also Note 12 for discussion of fair value.